Investment Objectives and Goals	May 01, 2026
Royce Capital Fund - Micro-Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Royce Micro-Cap Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Micro-Cap Portfolio’s investment goal is long-term growth of capital.
Royce Capital Fund - Small-Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Small-Cap Portfolio’s investment goal is long-term growth of capital.